Warrants - Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 07, 2021	Mar. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Fair value of each private warrant	$ 1.15	$ 0.92	$ 0.87
Exercise price (usd per shares)	11.5	11.5	11.5
Common stock price (usd per share)	$ 9.99	$ 8.24	$ 5.66
Expected option term (years)	5 years	4 years 8 months 4 days	4 years 11 months 8 days
Expected volatility	16.50%	22.20%	39.50%
Risk-free rate of return	1.26%	2.41%	1.25%
Expected annual dividend yield	0.00%	0.00%	0.00%